Fees Summary	Apr. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,216,000
Previously Paid Amount	0.00
Total Fee Amount	3,707.47
Total Offset Amount	0.00
Net Fee	3,707.47
Narrative - Max Aggregate Offering Price	$ 24,216,000
Final Prospectus	true